Other equity instruments (Changes of other equity instruments) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	¥ 48,419,779
Cumulative distributions, Accrued distribution	2,137,420	¥ 1,770,469	¥ 685,922
Cumulative distributions, Distribution payment	(2,139,222)	(1,436,117)	¥ (617,662)
Amount, at the end of period	¥ 48,417,977	¥ 48,419,779
Bond B [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,534,678
Cumulative distributions, Accrued distribution	129,250
Cumulative distributions, Distribution payment	¥ 129,256
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,534,672	¥ 2,534,678
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	3,288,808
Cumulative distributions, Accrued distribution	192,726
Cumulative distributions, Distribution payment	192,726
Amount, at the end of period	3,288,808	3,288,808
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	828,463
Cumulative distributions, Accrued distribution	48,548
Cumulative distributions, Distribution payment	48,548
Amount, at the end of period	828,463	828,463
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	891,575
Cumulative distributions, Accrued distribution	52,247
Cumulative distributions, Distribution payment	52,247
Amount, at the end of period	891,575	891,575
China Life Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	2,073,484
Cumulative distributions, Accrued distribution	105,987
Cumulative distributions, Distribution payment	105,987
Amount, at the end of period	2,073,484	2,073,484
PICC Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	930,922
Cumulative distributions, Accrued distribution	48,088
Cumulative distributions, Distribution payment	48,352
Amount, at the end of period	¥ 930,658	¥ 930,922
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,011,579
Cumulative distributions, Accrued distribution	81,600
Cumulative distributions, Distribution payment	¥ 81,601
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,011,578	¥ 2,011,579
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,011,312
Cumulative distributions, Accrued distribution	81,000
Cumulative distributions, Distribution payment	¥ 81,001
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,011,311	¥ 2,011,312
China Life Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	2,263,804
Cumulative distributions, Accrued distribution	115,715
Cumulative distributions, Distribution payment	115,715
Amount, at the end of period	2,263,804	2,263,804
PICC Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	1,741,726
Cumulative distributions, Accrued distribution	89,973
Cumulative distributions, Distribution payment	90,466
Amount, at the end of period	¥ 1,741,233	¥ 1,741,726
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,511,485
Cumulative distributions, Accrued distribution	103,750
Cumulative distributions, Distribution payment	¥ 103,751
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,511,484	¥ 2,511,485
2019 medium-term notes (4th) [member].
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	15,000,000
Amount, at the beginning of period	¥ 1,506,460
Cumulative distributions, Accrued distribution	67,950
Cumulative distributions, Distribution payment	¥ 67,952
Number, at the end of period	15,000,000	15,000,000
Amount, at the end of period	¥ 1,506,458	¥ 1,506,460
Bond C
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,055,691
Cumulative distributions, Accrued distribution	71,600
Cumulative distributions, Distribution payment	¥ 71,604
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,055,687	¥ 2,055,691
Bond D
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	10,000,000
Amount, at the beginning of period	¥ 1,029,946
Cumulative distributions, Accrued distribution	38,500
Cumulative distributions, Distribution payment	¥ 38,502
Number, at the end of period	10,000,000	10,000,000
Amount, at the end of period	¥ 1,029,944	¥ 1,029,946
2020 medium-term notes (1st)
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	30,000,000
Amount, at the beginning of period	¥ 3,049,876
Cumulative distributions, Accrued distribution	95,400
Cumulative distributions, Distribution payment	¥ 95,402
Number, at the end of period	30,000,000	30,000,000
Amount, at the end of period	¥ 3,049,874	¥ 3,049,876
China Life Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	3,575,653
Cumulative distributions, Accrued distribution	171,930
Cumulative distributions, Distribution payment	171,930
Amount, at the end of period	3,575,653	3,575,653
PICC Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	930,859
Cumulative distributions, Accrued distribution	44,789
Cumulative distributions, Distribution payment	45,034
Amount, at the end of period	¥ 930,614	¥ 930,859
Bond E
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	25,000,000
Amount, at the beginning of period	¥ 2,553,521
Cumulative distributions, Accrued distribution	77,250
Cumulative distributions, Distribution payment	¥ 77,254
Number, at the end of period	25,000,000	25,000,000
Amount, at the end of period	¥ 2,553,517	¥ 2,553,521
2020 medium-term notes (2nd)
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	35,000,000
Amount, at the beginning of period	¥ 3,551,784
Cumulative distributions, Accrued distribution	126,000
Cumulative distributions, Distribution payment	¥ 126,002
Number, at the end of period	35,000,000	35,000,000
Amount, at the end of period	¥ 3,551,782	¥ 3,551,784
2020 medium-term notes (3rd)
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	20,000,000
Amount, at the beginning of period	¥ 2,024,828
Cumulative distributions, Accrued distribution	79,800
Cumulative distributions, Distribution payment	¥ 79,801
Number, at the end of period	20,000,000	20,000,000
Amount, at the end of period	¥ 2,024,827	¥ 2,024,828
PICC Financing Plan (4th)
Disclosure of information about other equity instruments [line items]
Amount, at the beginning of period	3,002,683
Cumulative distributions, Accrued distribution	139,917
Cumulative distributions, Distribution payment	140,683
Amount, at the end of period	¥ 3,001,917	¥ 3,002,683
Bond F
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	30,000,000
Amount, at the beginning of period	¥ 3,040,650
Cumulative distributions, Accrued distribution	131,400
Cumulative distributions, Distribution payment	¥ 131,407
Number, at the end of period	30,000,000	30,000,000
Amount, at the end of period	¥ 3,040,643	¥ 3,040,650
2020 medium-term notes (4th)
Disclosure of information about other equity instruments [line items]
Number, at the beginning of period	10,000,000
Amount, at the beginning of period	¥ 1,009,992
Cumulative distributions, Accrued distribution	44,000
Cumulative distributions, Distribution payment	¥ 44,001
Number, at the end of period	10,000,000	10,000,000
Amount, at the end of period	¥ 1,009,991	¥ 1,009,992